Related party transactions	12 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

11.    Related party transactions

Key management personnel compensation

Key management personnel are those having authority and responsibility for planning, directing and controlling the activities of KWESST directly or indirectly, including any of our directors (executive and non-executive).

Key management personnel compensation comprised the following:

	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022
Wages and benefits	$907,288	$505,026	$641,338
Consulting fees	397,500	628,264	529,529
Directors compensation	228,387	130,000	70,000
Share-based compensation	126,314	167,027	860,400
Total	$1,659,489	$1,430,317	$2,101,267

The consulting fees relate to compensation to our Executive Chairman (via his private corporation, DEFSEC Corp), as well as compensation to our previous Vice President who was an employee prior to fiscal year 2023 and was included in wages and benefits for fiscal year 2022. Fiscal year 2022 also included a bonus to the Executive Chairman, which was approved by our Board of Directors and paid only after the U.S. IPO and Canadian Offering.

Other related party transactions:

  In March 2022, two directors, the Executive Chairman, and the CFO of KWESST participated in the March 2022 Loans for an aggregate amount of $74,000 and received a total of 52 bonus common shares (see Note 12).
  In July 2022, one director, the Executive Chairman, and the CFO of KWESST participated in the July 2022 Offering (see Note 16(a)); collectively, they purchased 581 Units for a total consideration of $87,500.  This transaction was recorded at fair value.
  In August 2022, our Executive Chairman and CFO advanced a total of $60,000 to KWESST for employee payroll purposes.  This advance was repaid on August 30, 2022.

At September 30, 2024 there was $471,465 (2023 - $216,730) outstanding amount in accounts payable and accrued liabilities due to our officers and directors for unpaid wages, director fees and expense reimbursements.